Segmental Analyses - Summary of Depreciation Amortisation and Impairment Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 902	£ 607	£ 428
Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		395	337
Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	468	212	91
Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	418	375
Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	16	20
Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	902	607
Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	434	395
United States | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	120
United States | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	57
United States | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	2
United States | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	179
United States | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	59
Asia-Pacific
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		156	128
Asia-Pacific | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		105	95
Asia-Pacific | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	22	51	33
Asia-Pacific | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	101	96
Asia-Pacific | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	9
Asia-Pacific | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	126	156
Asia-Pacific | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	104	105
Americas
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		130	93
Americas | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		86	84
Americas | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	39	44	9
Americas | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	60	83
Americas | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	3
Americas | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	102	130
Americas | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	63	86
Western Europe
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		212	114
Western Europe | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		109	75
Western Europe | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	263	103	39
Western Europe | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	105	100
Western Europe | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	5	9
Western Europe | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	373	212
Western Europe | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	110	109
EEMEA
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		109	93
EEMEA | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment		95	83
EEMEA | Adjusting items
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	24	14	£ 10
EEMEA | Constant Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	95	96
EEMEA | Translation Exchange | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	3	(1)
EEMEA | Current Rates
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	122	109
EEMEA | Current Rates | Adjusted depreciation, amortisation and impairment
Disclosure Of Depreciation Amortization And Impairment [Line Items]
Depreciation, amortisation and impairment	£ 98	£ 95